Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies [Abstract]
Schedule of composition of pledged shares

	December 31, 2019
	Financial institution credit agreement	Formula's Series A Secured Debentures	Formula's Series C Secured Debentures
Matrix ordinary shares, par value NIS 1.0 per share	1,569,098	4,128,865	6,031,761
Magic Software ordinary shares, par value NIS 0.1 per share	760,323	5,825,681	2,411,474
Sapiens common shares, par value €0.01 per share	511,920	1,260,266	2,957,590